Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Parenthetical) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [Line Items]
Debt securities	$ 218,724,000	$ 198,122,000
Private placements	40,756,000	37,979,000
Other invested assets	30,195,000	28,760,000
Public equities	23,722,000	22,851,000
Less than 1 year [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,971,000	537,000
Less than 90 days [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	129,000	69,000
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	47,890,000	41,743,000
Change in the fair value of these invested assets	44,000	71,000
Public equities	23,722,000	22,851,000
Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets		1,926,000
Real estate own use property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets		3,275,000
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	26,172,000	24,843,000
Alternative long-duration assets [Member] | Private equity [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	7,954,000	6,396,000
Alternative long-duration assets [Member] | Power and infrastructure [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	9,127,000	8,854,000
Alternative long-duration assets [Member] | Oil and gas [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	2,296,000	3,245,000
Alternative long-duration assets [Member] | Timber and agriculture [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	4,819,000	4,669,000
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	1,976,000	1,679,000
Alternative long-duration assets [Member] | Hydroelectric Power [member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value		418,000
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	27,029,000	25,622,000
Cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Short-term securities with maturities of less than one year	7,062,000	3,806,000
Cash equivalents	13,331,000	11,136,000
Cash	5,774,000	5,358,000
Other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets leveraged leases	3,371,000	3,371,000
SPPI qualifying [member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	246	179
SPPI non qualifying [member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	94,000	98,000
Private placements	211,000	257,000
Other invested assets	380,000	373,000
ALDA strategy [member] | Public equity [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	229,000	12,000
Accumulated depreciation and amortisation [Member] | Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Accumulated depreciation of own use property	$ (376,000)	$ (414,000)